Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 94.29%
ASSET-BACKED SECURITIES — 1.01%**
AMMC CLO 18 Ltd.,
Series 2016-18A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.20% 05/26/31
1,2,3
$ 915,000 $ 915,457
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.97% 01/15/37
1,2,3
750,000 753,638
CIFC Funding Ltd.,
Series 2022-2A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.65% 04/19/35
1,2,3
500,000 501,109
Elmwood CLO 15 Ltd.,
Series 2022-2A, Class A1
(United Kingdom)
(CME Term SOFR 3-Month plus 1.34%)
6.66% 04/22/35
1,2,3
250,000 250,192
Golub Capital Partners CLO 69M, Ltd.,
Series 2023-69A, Class B1
(United Kingdom)
(CME Term SOFR 3-Month plus 3.25%)
8.57% 11/09/36
1,2,3
500,000 508,531
Total Asset-Backed Securities
(Cost $2,886,750) 2,928,927
BANK LOANS — 90.08%*
Automotive — 0.80%
Clarios Global LP,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.00%)
8.34% 05/06/30
2,3
1,000,000 1,003,595
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
10.59% 03/30/27
3
1,324,371 1,317,961
2,321,556
Communications — 5.30%
Altice Financing SA,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 5.00%)
9.56% 10/31/27
2,3
926,479 802,947
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 12/17/27
3
1,085,734 1,088,193
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.94% 04/15/27
3
1,666,324 1,389,039
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Cyxtera DC Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.07% 05/01/26
3
$ 350,844 $ 7,017
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.83% 06/20/31
3
1,250,000 1,250,000
(SOFR plus 3.86%)
8.62% 10/08/27
3
721,386 721,927
GoTo Group, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.85%)
10.18% 04/28/28
3
167,646 86,517
10.18% 04/30/28
3
121,399 107,741
Lorca Finco PLC,
Term Loan B4, 1st Lien
(SOFR plus 3.50%)
8.84% 03/25/31
3
434,783 436,413
NEP Group, Inc.,
Term Loan
(SOFR plus 4.11%)
9.43% 08/19/26
3
503,258 478,723
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.71% 08/19/26
3,4
987,419 938,868
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.11%)
12.46% 10/19/26
3
440,000 361,900
Neptune Bidco U.S., Inc.,
Term Loan A, 1st Lien
(SOFR plus 4.85%)
10.16% 10/11/28
3
569,250 535,522
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.76%)
11.07% 12/20/24
3
1,625,000 1,232,741
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.83% 08/16/28
3
1,485,000 1,095,187
Planet U.S. Buyer LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.82% 02/07/31
3
368,421 371,230
Radiate Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.71% 09/25/26
3
246,212 200,099
Red Ventures LLC,
Term Loan B4, 1st Lien
(SOFR plus 3.00%)
8.34% 03/03/30
3
490,019 485,119

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
United Talent Agency LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 07/07/28
3
$ 984,873 $ 991,029
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.66% 03/31/31
3
1,200,000 1,135,926
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.46% 03/09/27
3
1,385,276 1,209,811
(SOFR plus 4.33%)
9.67% 03/09/27
3
488,750 432,392
15,358,341
Consumer Discretionary — 4.27%
Arterra Wines Canada, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 3.76%)
9.10% 11/24/27
3
517,458 480,494
BRE/Everbright M6 Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.45% 09/09/26
3
1,000,000 1,006,750
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.84% 04/05/28
3
668,893 613,709
(SOFR plus 6.25%)
11.58% 04/05/28
3
1,076,737 1,092,888
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
8.84% 04/05/28
3,5
1,003,339 802,672
Crocs, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.58% - 7.59% 02/20/29
3
382,027 385,131
Hanesbrands, Inc.,
Term Loan A, 1st Lien
(SOFR plus 2.10%)
7.44% 11/19/26
3
960,526 949,720
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.68% - 8.69% 01/24/29
2,3
490,000 455,470
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
3
2,100,000 1,708,581
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.10% 07/31/28
3
1,862,170 1,867,589
(SOFR plus 4.25%)
9.58% - 9.59% 07/31/28
3
399,000 400,047
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Pegasus Bidco BV,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 3.75%)
9.07% 07/12/29
2,3
$ 1,357,235 $ 1,366,844
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.11%)
7.46% 07/03/28
3
397,727 399,923
Tecta America Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.71% 04/10/28
3
857,537 862,450
12,392,268
Electric — 1.93%
Calpine Construction Finance Co. LP,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.34% 07/31/30
3
733,929 732,509
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 2.00%)
7.34% 01/31/31
3
185,040 184,719
Term Loan B5, 1st Lien
(SOFR plus 2.00%)
7.34% 12/16/27
3
714,286 715,943
Carroll County Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 06/20/31
3
356,667 357,112
CommScope, Inc.,
Term Loan B2, 1st Lien (France)
(SOFR plus 3.36%)
8.71% 04/06/26
2,3
1,120 1,013
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 12/13/25
3
717,137 716,742
Generation Bridge Northeast LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 08/22/29
3
524,767 528,702
Hamilton Projects Acquiror LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 05/22/31
3
1,000,000 1,007,680
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 5.00%)
10.34% 08/06/29
3
702,403 708,111
Term Loan C, 1st Lien
(SOFR plus 5.00%)
10.34% 08/06/29
3
153,102 154,346

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Talen Energy Supply LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.83% 05/17/30
3
$ 273,429 $ 276,847
Term Loan C, 1st Lien
(SOFR plus 3.50%)
8.83% 05/17/30
3
223,810 226,607
5,610,331
Energy — 2.48%
Apro LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.19% 11/14/26
3
1,055,105 1,057,853
(SOFR plus 4.00%)
9.08% 06/26/31
3
458,333 458,907
Bip Pipeco Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.81% 12/05/30
3
580,000 581,905
ChampionX Corp.,
Term Loan B2, 1st Lien
(SOFR plus 2.85%)
8.19% 06/07/29
3
496,250 499,118
ITT Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.10%)
8.44% 10/05/30
3
1,307,212 1,310,068
Oregon Clean Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 06/26/30
3
875,000 879,375
Parkway Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 5.01%)
10.34% 02/18/29
3
470,940 471,117
Term Loan C, 1st Lien
(SOFR plus 5.01%)
10.34% 02/18/29
3
62,722 62,745
TMS International Corp.,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.25%)
9.59% 03/02/30
2,3
396,008 398,485
WaterBridge Midstream Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 06/21/29
3
1,000,000 995,000
Waterbridge NDB Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.83% 05/10/29
3
466,667 469,779
7,184,352
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment — 2.41%
Banijay Entertainment SAS,
Term Loan B, 1st Lien (France)
(SOFR plus 3.25%)
8.58% 03/01/28
2,3
$ 677,013 $ 679,213
Formula One Management Ltd.,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.58% 01/15/30
2,3
2,211,392 2,219,685
SMG US Midco 2, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.76%)
8.09% 01/23/25
3
972,016 972,507
WildBrain Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.71% 03/24/28
3
1,451,250 1,417,465
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.21% 05/16/25
3
1,691,101 1,695,929
6,984,799
Finance — 2.55%
AssetMark Financial Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.00%)
8.35% 06/03/31
3
500,000 500,938
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
7.34% 06/22/28
3
995,000 997,487
Blackhawk Network Holdings, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 5.00%)
10.34% 03/12/29
3
750,000 752,580
Chrysaor Bidco SARL,
Delayed-Draw Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.00%)
8.83% 05/14/31
2,3
21,408 21,529
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.00%)
8.83% 05/14/31
2,3
289,479 291,109
Cushman & Wakefield U.S. Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.34% 01/31/30
3
422,232 422,760
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 04/09/27
3
970,771 971,489
Term Loan B, 2nd Lien
(SOFR plus 7.01%)
8.65% 04/07/28
3
250,000 250,625

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Finco I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.33% 06/27/29
3
$ 514,800 $ 517,320
Guardian U.S. Holdco,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.83% 01/31/30
3
388,107 386,167
Guggenheim Partners Investment Management Holdings
LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 12/12/29
3
738,750 743,833
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.96% 01/26/28
3
943,895 944,135
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien (Ireland)
(SOFR plus 2.01%)
7.35% 11/06/28
2,3
600,833 604,901
7,404,873
Food — 3.65%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 10/01/25
3
485,731 462,737
(SOFR plus 4.86%)
10.21% 10/01/25
3
486,250 463,153
Term Loan, 2nd Lien
(SOFR plus 7.86%)
13.21% 10/01/26
3
870,000 791,391
Aramark Services, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
7.34% 04/06/28
3
1,000,000 1,002,710
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.42% 10/25/27
3
714,540 717,887
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
9.46% 06/09/28
3
850,092 809,713
Fiesta Purchaser, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 02/12/31
3
845,610 852,531
Sigma Holdco BV,
Term Loan B7, 1st Lien
(SOFR plus 4.91%)
10.31% 01/03/28
3
513,743 515,307
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
Simply Good Foods USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.60%)
7.94% 03/17/27
3
$ 805,884 $ 809,579
Snacking Investments Bidco,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 12/18/26
3
1,209,666 1,212,690
Solina Group Services,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 03/07/29
3
477,273 480,554
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 04/25/31
3
1,750,000 1,758,024
UTZ Quality Foods LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 01/20/28
3
696,896 699,858
10,576,134
Gaming — 2.91%
Caesars Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
8.10% 02/06/30
3
426,375 427,206
8.10% 02/06/31
3
518,700 519,753
Flutter Entertainment PLC,
Term Loan B, 1st Lien (Ireland)
(SOFR plus 2.25%)
7.58% 11/25/30
2,3
1,263,994 1,266,238
GVC Holdings Gibraltar Ltd.,
Term Loan B4, 1st Lien
(SOFR plus 2.60%)
7.86% 03/29/27
3
1,697,500 1,702,202
J&J Ventures Gaming LLC,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.71% 04/26/28
3
498,750 498,438
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
9.58% 08/01/30
2,3
1,015,451 1,021,635
PCI Gaming Authority,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.96% 05/29/26
3
1,250,000 1,249,375
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
3
980,000 982,318

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Scientific Games International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.08% 04/14/29
3
$ 781,600 $ 782,929
8,450,094
Health Care — 13.61%
Accent Care,
Term Loan
(SOFR plus 5.50%)
10.69% 06/20/28
3
616,653 624,361
ADMI Corp.,
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
11.09% 12/23/27
3
746,250 752,466
Auris Luxembourg III SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.68%)
9.56% 02/27/29
2,3
1,245,162 1,249,832
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.69% 05/10/27
2,3
754,352 747,280
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
9.34% 09/29/28
2,3
496,250 495,942
Bella Holding Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
9.19% 05/10/28
3
476,327 478,263
Carestream Dental Equipment, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.71% 09/01/24
3
250,000 217,500
Carestream Dental, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.94% 09/01/24
3
1,564,013 1,302,041
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 2.11%)
7.46% 02/22/28
3
988,507 989,249
Term Loan B4, 1st Lien
(SOFR plus 3.00%)
8.34% 02/22/28
3
1,034,905 1,036,845
Certara Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.34% 06/14/31
3
578,743 581,636
Charlotte Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.25%)
10.58% 02/11/28
3
1,563,097 1,569,139
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Concentra Health Services, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.58% 06/26/31
3
$ 620,833 $ 623,938
Curia Global, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.18% 08/30/26
3
1,099,742 1,038,690
Curium Bidco SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.00%)
9.33% 07/31/29
2,3
992,500 998,088
CVET Midco 2 LP,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.33% 10/13/29
3
541,269 524,644
Dermatology Intermediate Holdings III, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.50%)
10.83% 03/30/29
3
199,500 197,172
Dermatology Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.58% 03/30/29
3
771,071 749,065
eResearch Technology, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 02/04/27
3
1,474,295 1,483,244
Financiere Mendel,
Term Loan B, 1st Lien (France)
(SOFR plus 3.25%)
8.57% 11/12/30
2,3
819,281 823,480
Heartland Dental LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 04/28/28
3
974,369 978,086
Inception Finco SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.50%)
9.83% 04/18/31
2,3
883,333 889,821
Jazz Financing Lux SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.11%)
8.46% 05/05/28
2,3
1,795,605 1,798,972
LSCS Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.61%)
9.96% 12/16/28
3
495,482 490,840
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.18% 06/20/31
3
1,250,000 1,228,906
Napa Management Services Corp.,
Term Loan B, 1st Lien
(SOFR plus 5.35%)
10.69% 02/23/29
3
859,683 824,849

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
National Seating & Mobility,
Term Loan, 1st Lien
(SOFR plus 5.35%)
10.68% 11/16/26
3
$ 1,427,268 $ 1,430,844
NMN Holdings III Corp.,
Term Loan, 1st Lien
(SOFR plus 3.61%)
8.96% 11/13/25
3
1,378,930 1,364,714
Option Care Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.59% 10/27/28
3
542,291 546,583
Organon & Co.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.83% 05/14/31
3
995,161 997,027
Pacific Dental Services LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 03/15/31
3
972,563 975,704
Parexel International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.71% 11/15/28
3
1,951,307 1,957,707
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.19% 02/01/28
3
886,962 888,138
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
3
1,467,532 1,466,614
Pluto Acquisition I, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 09/20/28
3
1,222,582 1,100,323
Resonetics LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
9.08% 06/06/31
3
1,050,000 1,053,281
RXB Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 10.25%)
10.59% 12/20/27
3
699,298 705,417
(SOFR plus 4.61%)
9.96% 12/20/27
3
494,898 499,228
Sharp Services LLC,
Term Loan C, 1st Lien
(SOFR plus 3.75%)
9.08% 12/31/28
3
1,221,385 1,230,545
Sotera Health Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.59% 05/30/31
3
318,182 318,050
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 09/27/30
3
$ 513,358 $ 513,560
U.S. Renal Care, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.11%)
10.46% 06/20/28
3
182,928 160,610
VetStrategy Canada Holdings,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
10.08% 12/12/28
2,3
1,069,632 1,072,974
Vizient, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.35%)
7.69% 05/16/29
3
493,703 496,655
39,472,323
Hotel & Resort REITs — 0.10%
OEG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 06/25/31
3
283,333 284,042
Industrial REITs — 0.59%
Avison Second Out,
Term Loan
(SOFR plus 8.26%)
13.58% 03/12/29
3
473,508 372,888
Avison Third Out,
Term Loan
(SOFR plus 8.26%)
13.58% 03/12/29
3
158,988 93,604
Avison Young USA, Inc.,
Term Loan, 1st Lien
(SOFR plus 7.76%)
13.10% - 15.00% 03/13/28
3
1,242,139 1,241,754
1,708,246
Industrials — 13.85%
Alliance Laundry Systems, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.90% 10/08/27
3
1,270,241 1,276,503
Arcline FM Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 5.01%)
10.35% 06/23/28
3
893,260 896,958
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.83% 02/15/31
3
1,215,703 1,223,623
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.91% - 9.33% 05/14/29
3
1,390,796 1,401,227

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.34% 12/11/28
3
$ 1,282,994 $ 1,284,841
Bleriot U.S. Bidco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 10/31/30
3
1,100,165 1,106,628
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 07/02/29
3
1,514,088 1,517,116
Compass Power Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.71% 04/14/29
3
769,589 776,685
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien (France)
(SOFR plus 3.60%)
8.94% 08/08/25
2,3
1,885,000 1,888,930
Convergint Technologies,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.21% 03/31/28
3
485,016 485,118
DG Investment Intermediate Holdings 2, Inc.,
Term Loan, 2nd Lien
(SOFR plus 6.86%)
12.21% 03/30/29
3
250,000 245,742
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 04/26/29
3
1,471,281 1,479,153
Eagle 4 Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.35% 07/12/28
3
487,232 487,689
Filtration Group Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.52% 10/21/28
3
1,006,027 1,012,079
Gates Corp.,
Term Loan B4, 1st Lien
(SOFR plus 2.25%)
7.59% 11/16/29
3
491,250 492,697
Gopher Resource LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.71% 03/06/25
3
989,230 944,853
Graham Packaging Co., Inc.,
Term Loan, 1st Lien
(SOFR plus 3.11%)
8.46% 08/04/27
3
498,208 499,551
Innio Group Holding GmbH,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.58% 11/02/28
3
748,125 750,699
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.26%)
9.60% 08/14/26
3,6,7
$ 1,783,977 $ 1,776,922
MI Windows and Doors LLC,
Term Loan B2, 1st Lien
(SOFR plus 3.50%)
8.84% 03/28/31
3
750,000 755,471
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.85% 04/15/28
3
648,329 584,381
Minimax Viking GmbH - MX Holdings U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.21% 07/31/28
3
470,854 474,091
NMN Holdings III Corp.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 3.61%)
8.96% 11/13/25
3
295,945 292,893
Pactiv Evergreen Group Holdings, Inc.,
Term Loan B4, 1st Lien
(SOFR plus 2.50%)
7.84% 09/24/28
3
1,211,326 1,214,155
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 8.85%)
9.19% 03/20/25
3
1,972,636 1,926,496
Term Loan, 2nd Lien
(SOFR plus 7.85%)
13.19% 03/20/26
3
500,000 434,168
Peacock Merger Corp.,
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.85% 12/29/28
3
1,119,370 1,039,016
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 08/03/26
3
482,500 466,819
Pretium PKG Holdings, Inc.,
Term Loan A, 1st Lien
(PRIME plus 5.00%)
10.33% 10/02/28
3,5
449,439 463,372
Term Loan A1, 1st Lien
(PRIME plus 4.60%)
9.93% 10/02/28
3,5
367,029 319,682
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.32% - 9.33% 09/15/28
3
1,312,577 1,317,335
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.46% 12/29/27
3
1,342,372 1,336,922

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Resideo Funding, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.33% - 7.34% 02/11/28
3
$ 629,951 $ 631,526
Rockwood Service Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
9.46% 01/23/27
3
177,171 178,500
SPX Flow, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 04/05/29
3
1,522,576 1,533,112
Standard Industries, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.34% 09/22/28
3
483,263 484,948
TK Elevator Midco Gmbh,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.79% 04/30/30
3
663,337 667,586
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
8.08% 08/24/28
3
1,733,773 1,738,871
Vantage Elevator Solutions,
Term Loan, 1st Lien
(SOFR plus 4.01%)
9.34% 11/19/28
3
1,951,307 1,883,011
Verde Purchaser, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.83% 11/30/30
3
700,000 700,262
Windsor Holdings III LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 08/01/30
3
657,204 662,298
Wrench Group LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.46% 10/30/28
3
1,504,835 1,507,972
40,159,901
Information Technology — 14.57%
Applovin Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 08/16/30
3
1,578,477 1,582,005
Azalea TopCo, Inc.,
Term Loan B, 1st Lien
(SOFR plus 8.50%)
8.84% 04/30/31
3
1,022,727 1,023,259
Bep Intermediate Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 04/25/31
3
744,186 747,907
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 12/29/28
3
$ 995,000 $ 998,283
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.19% 01/29/27
3
1,487,060 1,490,153
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.36% 01/29/27
3
964,583 604,673
Cloud Software Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 03/30/29
3
936,241 936,653
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.37%)
9.71% 12/16/25
3
1,837,005 1,841,598
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.32% 12/12/29
3
848,936 857,638
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.10% 08/14/25
3
2,638,481 2,548,324
Epicor Software Corp.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.59% 05/30/31
3,8
714,823 718,694
EQT Box Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 04/17/28
3
1,467,171 1,471,756
Evertec Group LLC,
Term Loan B, 1st Lien (Puerto Rico)
(SOFR plus 3.25%)
8.59% 10/30/30
2,3
353,571 356,223
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
3
952,420 924,638
Genesys Cloud Services Holdings II LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 12/01/27
3
748,125 754,125
Go Daddy Operating Co., LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
7.34% 11/09/29
3
625,943 627,592
Helios Software Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 07/18/30
3
652,568 655,132

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Idemia America Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.58% 09/30/28
3
$ 440,892 $ 443,303
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.08% 03/06/28
3
1,425,000 1,428,562
Instructure Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.01%)
8.35% 10/30/28
3
248,728 248,883
Iron Mountain Information Management LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.59% 01/31/31
3
764,451 762,219
Magenta Buyer LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.59% 07/27/28
3
463,940 260,097
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 02/06/31
3
2,431,406 2,443,065
Match Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.90%)
7.24% 02/13/27
3
500,000 500,000
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.59% 05/03/28
3
793,146 793,309
Term Loan, 2nd Lien
(SOFR plus 6.25%)
11.59% 02/23/29
3
500,000 499,687
Nielsen Consumer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 6.25%)
11.59% 03/06/28
3
1,138,177 1,141,023
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.85%)
8.18% 01/31/30
2,3
1,096,124 1,102,142
Peraton Corp.,
Term Loan, 2nd Lien
(SOFR plus 7.85%)
13.18% 02/01/29
3
248,837 250,340
Playtika Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
8.21% 03/13/28
3
1,473,494 1,475,277
Plusgrade, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.50%)
9.83% 03/03/31
2,3
914,634 920,351
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Project Boost Purchaser, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.96% 06/01/26
3
$ 1,461,637 $ 1,464,684
Quartz AcquireCo LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.08% 06/28/30
3
904,419 906,115
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.60% 04/05/30
3
1,365,327 1,365,961
Research Now Group LLC (DIP),
Term Loan, 1st Lien
(SOFR plus 8.86%)
14.21% 08/06/24
3
108,528 109,613
Severin Acquisition, LLC,
Term Loan, 1st Lien
(SOFR plus 3.00%)
8.33% 08/01/27
3
746,250 749,575
Sophia LP,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.94% 10/09/29
3
592,781 596,177
SS&C Technologies Holdings, Inc.,
Term Loan B8, 1st Lien
(SOFR plus 2.00%)
7.34% 05/09/31
3
734,152 736,054
StubHub Holdco Sub LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 03/15/30
3
943,273 944,749
Tempo Acquisition LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.25%)
7.59% 08/31/28
3
1,496,250 1,501,195
Ultra Clean Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 02/27/28
3
1,488,229 1,495,053
Waystar Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.10% 10/22/29
3
298,058 298,803
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 11/15/29
3
1,688,046 1,688,839
42,263,729
Insurance — 1.71%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.59% 11/06/30
3
1,425,941 1,425,948

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.71% 02/19/28
3
$ 396,957 $ 397,112
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
3
755,782 748,458
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.71% 12/23/26
3
992,288 985,396
Term Loan B9, 1st Lien
(SOFR plus 3.36%)
8.71% 07/31/27
3
318,769 313,840
OneDigital Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 06/12/31
3
354,167 353,725
Sedgwick Claims Management Services, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.34% 06/27/31
3
725,000 723,188
4,947,667
Materials — 3.35%
Archroma Finance Sarl,
Term Loan B, 1st Lien
(SOFR plus 5.50%)
10.80% 06/30/27
3
494,997 491,903
Arsenal Aic Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 08/18/30
3
799,264 805,058
Chariot Buyer LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 11/03/28
3
547,409 549,631
Ecovyst Catalyst Technologies LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.58% 06/09/31
3
768,458 769,211
HB Fuller Co.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.34% 02/15/30
3
786,215 787,693
Loparex Midco BV,
Term Loan, 1st Lien (Netherlands)
(SOFR plus 6.00%)
11.35% 02/01/27
2,3
1,203,865 1,206,122
Loparex New Second Out,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 4.50%)
10.74% 02/01/27
2,3
82,901 73,782
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.94% 05/06/27
3
$ 1,125,000 $ 1,116,563
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(SOFR plus 4.11%)
9.46% 12/15/25
3
1,435,452 1,401,869
Potters Industries LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
9.08% 12/14/27
3
697,021 701,053
SCIH Salt Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.83% 03/16/27
3
694,714 696,017
Starfruit Finco BV,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.83% 04/03/28
3
1,116,563 1,120,889
9,719,791
Retail — 2.21%
BJ's Wholesale Club, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.33% 02/05/29
3
400,000 401,376
EG America LLC,
Term Loan BC, 1st Lien
(SOFR plus 5.50%)
10.83% 02/07/28
3
194,614 192,546
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.20% 03/15/28
3
1,227,135 1,228,448
MIC Glen LLC,
Term Loan B2, 1st Lien
(SOFR plus 4.36%)
9.71% 07/21/28
3
498,750 500,932
Term Loan, 1st Lien
(SOFR plus 3.61%)
8.96% 07/21/28
3
704,553 705,476
Pacific Bells LLC,
Term Loan B, 1st Lien
(SOFR plus 4.76%)
10.10% 11/10/28
3
497,449 498,228
Peer Holding III BV,
Term Loan B4, 1st Lien (Netherlands)
(SOFR plus 3.25%)
8.58% 10/28/30
2,3
1,472,214 1,477,278
Staples, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.75%)
11.08% 09/04/29
3
450,000 413,887

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
Tacala Investment Corp.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.34% 01/31/31
3
$ 997,500 $ 1,003,011
6,421,182
Services — 12.44%
Action Environmental Group, Inc. (The),
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 10/24/30
3,9
950,980 958,112
AlixPartners LLP,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.96% 02/04/28
3
964,742 966,551
Allied Universal Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.19% 05/12/28
3
642,810 641,065
Alterra Mountain Co.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.59% 08/17/28
3
250,000 251,146
(SOFR plus 3.50%)
8.84% 05/31/30
3
467,057 470,196
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.82% - 9.03% 02/15/29
3
1,710,075 1,719,694
Anticimex Global AB,
Term Loan B6, 1st Lien (Sweden)
(SOFR plus 3.50%)
8.83% 11/16/28
2,3
665,417 669,991
API Group DE, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.34% 01/03/29
3
1,000,000 1,000,715
ArchKey Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.36%)
10.71% 06/29/28
3
240,047 241,518
Arcis Golf LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 11/24/28
3
980,075 984,564
Belron Finance U.S. LLC,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.35%)
7.68% 04/18/29
2,3
997,487 1,001,019
BIFM U.S. Finance LLC,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.25%)
9.59% 05/31/28
2,3
498,750 501,713
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Boost Newco Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 01/31/31
3
$ 750,000 $ 751,980
Camelot U.S. Acquisition I Co.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 01/31/31
3
1,260,769 1,264,551
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.71% 03/06/28
3
492,366 421,899
CH Gunther PPC Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.46% 12/08/28
3
977,337 980,396
City Football Group Ltd.,
Term Loan B1, 1st Lien (United Kingdom)
(SOFR plus 3.50%)
8.94% 07/22/30
2,3
951,219 951,072
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.21% 10/08/28
3
497,449 500,558
Confluent Medical Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 02/16/29
3
729,432 729,432
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 11/02/29
3
1,272,536 1,278,898
Covanta Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 11/30/28
3
448,256 448,556
(SOFR plus 2.75%)
8.08% 11/30/28
3
146,627 146,818
Term Loan C, 1st Lien
(SOFR plus 2.50%)
7.84% 11/30/28
3
34,350 34,373
(SOFR plus 2.75%)
8.08% 11/30/28
3
8,012 8,023
CRCI Longhorn Holdings, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.35%)
12.69% 08/10/26
3
505,676 506,308
Creative Artists Agency LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.59% 11/27/28
3
987,540 993,327
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
3
575,447 578,445

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
3
$ 1,246,803 $ 1,253,299
Ensemble RCM LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.33% 08/01/29
3
506,383 505,568
Garda World Security Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
9.59% 02/01/29
2,3
748,096 753,707
GFL Environmental, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.00%)
7.34% 06/27/31
2,3
500,000 501,250
(SOFR plus 2.50%)
7.83% 05/31/27
2,3
496,250 497,840
Grant Thornton Advisors LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.60% 06/02/31
3
545,455 547,699
HomeServe USA Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 10/21/30
3
673,012 675,468
Kuehg Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.83% 06/12/30
3
1,192,013 1,198,050
Lakeland Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 8.00%)
8.00% 09/25/27
3,5,6,7
677,334 111,760
LC Ahab U.S. Bidco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 05/01/31
3
333,333 334,377
Omnia Partners LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.59% 07/25/30
3
986,676 988,368
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.21% 12/15/28
3
917,416 917,990
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.25%)
7.58% 10/13/30
3
1,128,353 1,129,143
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.86%)
10.21% 01/31/28
3
744,384 749,781
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
R1 RCM, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.33% 06/21/29
3
$ 997,468 $ 1,001,678
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.84% 11/14/30
3,10
902,500 907,351
Sabert Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.19% 12/10/26
3
319,282 321,078
Spring Education Group, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.33% 10/04/30
3
304,320 306,190
TransUnion Intermediate Holdings, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
7.34% 12/01/28
3
1,582,499 1,584,897
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.44% 11/02/27
3
710,947 686,775
Term Loan B, 2nd Lien
(SOFR plus 8.76%)
14.09% 11/02/28
3
500,000 388,750
TTF Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.08% 06/20/31
3
450,000 450,000
VT Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 08/09/30
3
668,069 671,994
WW International, Inc.,
Term Loan B, 1st Lien (France)
(SOFR plus 3.61%)
8.96% 04/13/28
2,3
445,000 170,212
Xplor T1 LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.60% 06/14/31
3
405,585 405,585
36,059,730
Specialized REITs — 0.47%
Greystar Real Estate Partners LLC,
Term Loan B1, 1st Lien
(SOFR plus 3.25%)
8.58% 08/21/30
3
1,340,141 1,348,516
Transportation — 0.88%
Air Canada,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.50%)
7.85% 03/21/31
2,3
510,915 512,271

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Transportation (continued)
Kenan Advantage Group, Inc. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.75%)
9.09% 01/25/29
3
$ 742,385 $ 747,025
United Airlines, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 02/22/31
3
1,289,586 1,294,422
2,553,718
Total Bank Loans
(Cost $262,611,139) 261,221,593
CORPORATES — 2.70%*
Communications — 0.45%
Sirius XM Radio, Inc.
4.00% 07/15/28
1
500,000 452,142
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,2
1,000,000 854,612
1,306,754
Consumer Discretionary — 0.04%
Spectrum Brands, Inc.
3.88% 03/15/31
1
141,000 117,878
Entertainment — 0.16%
WMG Acquisition Corp.
3.88% 07/15/30
1
500,000 448,750
Health Care — 0.61%
Bayer U.S. Finance LLC
6.50% 11/21/33
1
500,000 510,334
Bristol-Myers Squibb Co.
5.20% 02/22/34 500,000 499,260
Grifols SA
(Spain)
4.75% 10/15/28
1,2
50,000 43,157
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
500,000 352,562
ModivCare, Inc.
5.88% 11/15/25
1
250,000 253,673
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
100,000 99,957
1,758,943
Industrials — 0.38%
Berry Global, Inc.
5.65% 01/15/34
1
500,000 490,793
Boeing Co. (The)
6.30% 05/01/29
1
500,000 507,178
OT Merger Corp.
7.88% 10/15/29
1
250,000 114,690
1,112,661
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 0.52%
Constellation Software, Inc.
(Canada)
5.46% 02/16/34
1,2
$ 1,000,000 $ 1,000,271
Open Text Corp.
(Canada)
6.90% 12/01/27
1,2
500,000 516,307
1,516,578
Retail — 0.34%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.
(Canada)
3.50% 02/15/29
1,2
500,000 456,250
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
1
200,000 195,847
5.88% 04/01/29
1
350,000 322,248
974,345
Services — 0.20%
Block, Inc.
6.50% 05/15/32
1
500,000 507,274
Waste Pro USA, Inc.
5.50% 02/15/26
1
75,000 73,943
581,217
Total Corporates
(Cost $7,924,341) 7,817,126
U.S. TREASURY SECURITIES — 0.50%
U.S. Treasury Notes — 0.50%
U.S. Treasury Notes (WI)
4.25% 06/30/29 1,090,000 1,085,465
4.50% 05/31/29 375,000 377,593
Total U.S. Treasury Securities
(Cost $1,460,565) 1,463,058
Total Bonds — 94.29%
(Cost $274,882,795)
273,430,704
Issues Shares Value
COMMON STOCK — 0.12%
Communications — 0.12%
Intelsat Emergence SA
2,6,7,11
(Luxembourg) 9,683 364,081
Industrial REITs — 0.00%
Avison Young
2,6,7,11
(Canada) 370 407
Total Common Stock
(Cost $324,131) 364,488

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 14
Issues Shares Value
PREFERRED STOCK — 0.20%
Industrial REITs — 0.20%
Avison Young
2,6,7,11
(Canada) 1,054,697 $ 580,083
Total Preferred Stock
(Cost $697,797)
WARRANT — 0.00%
Entertainment — 0.00%
Crown Finance US, Inc.
†,2,6,7,11
(United Kingdom) 229,579 —
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8.06%
Money Market Funds — 8.06%
Dreyfus Government Cash Management Fund
5.19%
12
7,295,000 7,295,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
12
1,966,138 1,966,138
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
12
14,103,000 14,103,000
Total Short-Term Investments
(Cost $23,364,138) 23,364,138
Total Investments - 102.67%
(Cost $299,268,861) 297,739,413
Net unrealized appreciation on unfunded commitments
- 0.00% 2,545
Liabilities in Excess of Other Assets - (2.67)% (7,765,680)
Net Assets - 100.00% $ 289,976,278
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Foreign denominated security issued by foreign domiciled entity.
3
Floating rate security. The rate disclosed was in effect at June 30, 2024.
4
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
5
Payment-in-kind (“PIK”) security.
6
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
7
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,833,253, which is 0.98% of total net assets.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $84,323, at an interest rate of 8.59% and a maturity of May 30, 2031. The investment is accruing an unused commitment fee of
0.13% per annum.
9
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $103,368, at an interest rate of 9.84% and a maturity of October 24, 2030. The investment is accruing an unused commitment fee of
0.75% per annum.
10
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $95,750, at an interest rate of 9.83% and a maturity of November 14, 2030. The investment is not accruing an unused commitment fee.
11
Non-income producing security.
12
Represents the current yield as of June 30, 2024.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(DIP): Debtor-in-Possession
(EUR): Euro
(LIBOR): London InterBank Offer Rate
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(TBA): To-Be-Announced
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,641,870 EUR 1,505,000 Bank of America N.A. 07/12/24 $ 27,790
EUR 1,505,000 USD 1,640,337 Bank of America N.A. 07/12/24 (26,256)
NET UNREALIZED APPRECIATION $ 1,534

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15 / June 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 16
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
FLOATING RATE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 23,364,138 $ — $ — $ 23,364,138
Long-Term Investments:
Asset-Backed Securities — 2,928,927 — 2,928,927
Bank Loans — 259,332,911 1,888,682 261,221,593
Common Stock — — 364,488 364,488
Corporates — 7,817,126 — 7,817,126
Preferred Stock — — 580,083 580,083
U.S. Treasury Securities 1,463,058 — — 1,463,058
Unfunded Commitments Appreciation — 2,545 — 2,545
Warrant — — — —
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 27,790 — 27,790
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (26,256) — (26,256)
Total $ 24,827,196 $ 270,083,043 $ 2,833,253 $ 297,743,492
*Other financial instruments include foreign currency exchange contracts.

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17 / June 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Floating Rate Income Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2024:
FLOATING RATE
INCOME FUND
BANK
LOANS
COMMON
STOCK
PREFERRED
STOCK TOTAL
Balance as of
April 1, 2024 $ 1,899,654 $ 260,230 $ 474,614 $ 2,634,498
Accrued discounts/premiums 16,298 — — 16,298
Realized (loss) (4) — — (4)
Change in unrealized appreciation (depreciation)* (270,083) 104,258 105,469 (60,356)
Purchases 247,500 — — 247,500
Sales (4,683) — — (4,683)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2024
$ 1,888,682 $ 364,488 $ 580,083 $ 2,833,253
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $(59,650) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
FLOATING RATE INCOME
FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Bank Loans $1,888,682 Third-Party Vendor Vendor Prices $16.50 - $99.60 $94.69 Increase
Common Stock $364,488 Third-Party Vendor Vendor Prices $1.10 - $37.60 $37.56 Increase
Preferred Stock $580,083 Third-Party Vendor Vendor Prices $0.55 $0.55 Increase
Warrant $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLOATING RATE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Action Environmental Group, Inc. (The), Delayed-Draw Term Loan, 1st
Lien October 2030 $ 103,368 $ 1,475
Ryan LLC, Delayed-Draw Term Loan, 1st Lien November 2030 95,750 512
Epicor Software Corp., Delayed-Draw Term Loan, 1st Lien May 2031 84,323 558
Total Unfunded Commitments $ 283,441 $ 2,545